Pension benefits - Assumptions Used in Calculation of Pension Obligations (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase at the end of year (as percent)	2.75%
Discount rate at the end of year (as percent)	2.60%
Prescribed pension index factor (as percent)	2.00%
Expected return on plan assets for the year (as percent)	2.60%
Employee turnover (as percent)	4.00%
Expected increases in Social Security Base (as percent)	2.50%
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase at the end of year (as percent)		2.50%	2.50%	2.50%
Discount rate at the end of year (as percent)		2.40%	2.40%	2.10%
Prescribed pension index factor (as percent)		2.00%	1.50%	1.20%
Expected return on plan assets for the year (as percent)		2.40%	2.40%	3.00%
Employee turnover (as percent)		4.00%	4.00%	4.00%
Expected increases in Social Security Base (as percent)		2.25%	2.25%	2.25%